Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 631,940		$ 648,251
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	648,251
Dividends paid			296,134
Minority interest increase from stock issuance	(2,879)		(15,173)
Minority interest decrease from distributions to noncontrolling interest holders	(8,951)		(32,275)
Changes in fair value of noncontrolling interests	13,847		(108,575)
Net Income	247,350	260,083
Other comprehensive income loss net of tax	(39,293)	(52,581)
Noncontrolling interests subject to put provisions ending balance	631,940		648,251
Put provisions exercisable	251,453
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	523,260
Dividends paid	(29,121)		(122,179)
Minority interest increase from stock issuance	(4,452)		6,723
Minority interest decrease from distributions to noncontrolling interest holders	4,329		17,767
Changes in fair value of noncontrolling interests	(13,847)		108,575
Net Income	26,768		113,156
Other comprehensive income loss net of tax	12		949
Noncontrolling interests subject to put provisions ending balance			$ 523,260